Note 16 - Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Discretionary Amount	3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 127,000	$ 118,000
Deferred Compensation Arrangement with Individual, Compensation Expense	231,000	211,000
Deferred Compensation Liability, Current and Noncurrent	1,870,000	1,639,000
First 3% Of Employees Wages [Member]
Note 16 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	100.00%
Matched at 100% [Member]
Note 16 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.00%
4 to 5% of Employees Wages [Member]
Note 16 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	50.00%
Matched at 50% [Member]
Note 16 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	2.00%
Two Executive Officers [Member]
Note 16 - Employee Benefit Plans (Details) [Line Items]
Death Benefit Payable Assumption	2,811,000
Executive Officer [Member]
Note 16 - Employee Benefit Plans (Details) [Line Items]
Death Benefit Payable Assumption	7,500,000
Payment Representing Half of Policy's Cash Surrender Value	271,000
Annual Premium Payments	120,000
Executives' Beneficiaries [Member]
Note 16 - Employee Benefit Plans (Details) [Line Items]
Death Benefit Payable Assumption	$ 6,780,000